Fair Value Measurements (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements
Total Fair Value, Assets	$ 12,402	$ 62,289
Total Fair Value, Liabilities	57,329	65,709
Level 1
Fair Value Measurements
Total Fair Value, Assets	433	1,768
Level 3
Fair Value Measurements
Total Fair Value, Liabilities	7,945	37,715
Carrying value of fair value of assets through profit or loss
Fair Value Measurements
Carrying Value, Assets	433	1,768
Carrying value of fair value of liabilities through profit or loss
Fair Value Measurements
Carrying Value, Liabilities	7,945	37,715
Amortized cost carrying value
Fair Value Measurements
Carrying Value, Assets	11,969	60,521
Carrying Value, Liabilities	49,603	27,994
Accounts payable and accrued liabilities
Fair Value Measurements
Total Fair Value, Liabilities	20,164	4,708
Accounts payable and accrued liabilities | Amortized cost carrying value
Fair Value Measurements
Carrying Value, Liabilities	20,164	4,708
Long-term government loan payable
Fair Value Measurements
Total Fair Value, Liabilities	3,558	745
Long-term government loan payable | Amortized cost carrying value
Fair Value Measurements
Carrying Value, Liabilities	3,777	745
Convertible notes payable
Fair Value Measurements
Total Fair Value, Liabilities	25,662	22,541
Convertible notes payable | Amortized cost carrying value
Fair Value Measurements
Carrying Value, Liabilities	25,662	22,541
Financial derivative liability - Convertible Notes
Fair Value Measurements
Total Fair Value, Liabilities	6,674	37,715
Financial derivative liability - Convertible Notes | Level 3
Fair Value Measurements
Total Fair Value, Liabilities	6,674	37,715
Financial derivative liability - Convertible Notes | Carrying value of fair value of liabilities through profit or loss
Fair Value Measurements
Carrying Value, Liabilities	6,674	37,715
Other financial derivative liability
Fair Value Measurements
Total Fair Value, Liabilities	1,271
Other financial derivative liability | Level 3
Fair Value Measurements
Total Fair Value, Liabilities	1,271
Other financial derivative liability | Carrying value of fair value of liabilities through profit or loss
Fair Value Measurements
Carrying Value, Liabilities	1,271
Cash and cash equivalents
Fair Value Measurements
Total Fair Value, Assets	7,952	58,626
Cash and cash equivalents | Amortized cost carrying value
Fair Value Measurements
Carrying Value, Assets	7,952	58,626
Restricted cash
Fair Value Measurements
Total Fair Value, Assets	938	938
Restricted cash | Amortized cost carrying value
Fair Value Measurements
Carrying Value, Assets	938	938
Receivables
Fair Value Measurements
Total Fair Value, Assets	3,079	957
Receivables | Amortized cost carrying value
Fair Value Measurements
Carrying Value, Assets	3,079	957
Marketable securities
Fair Value Measurements
Total Fair Value, Assets	433	1,768
Marketable securities | Level 1
Fair Value Measurements
Total Fair Value, Assets	433	1,768
Marketable securities | Carrying value of fair value of assets through profit or loss
Fair Value Measurements
Carrying Value, Assets	$ 433	$ 1,768